Note 3 - Inventory	12 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
3.        INVENTORY

The components of inventories as of March 31, 2014 and 2015 are as follows:

	Thousands of Yen
	2014	2015

Network equipment purchased for resale	¥503,334	¥667,110
Work in process	1,166,924	562,353

Total inventories	¥1,670,258	¥1,229,463